Basis of Preparation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Basis of preparation [Abstract]
Basis of preparation
2.	Basis of preparation
Statement of compliance with IFRS
These interim condensed consolidated financial statements of the Group (the “Unaudited Interim Condensed Consolidated Financial Statements”) have been prepared in compliance with IAS 34 - Interim Financial Reporting (“IAS 34”). The Interim Condensed Consolidated Financial Statements should be read in conjunction with the Group’s consolidated financial statements at and for the year ended December 31, 2022 (the “Consolidated Financial Statements”), which have been prepared in compliance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The accounting policies adopted are consistent with those applied in the Consolidated Financial Statements, except for the adoption of new and amended standards as disclosed in Note 3.

Contents and structure of the Interim Condensed Consolidated Financial Statements
The interim condensed consolidated financial statements include the interim condensed consolidated statements of profit or loss, interim condensed consolidated statements of comprehensive loss, interim condensed consolidated statements of financial position, interim condensed consolidated statements of cash flows, interim condensed consolidated statements of changes in equity and the accompanying notes (the “Interim Condensed Consolidated Financial Statements”).

The Interim Condensed Consolidated Financial Statements are presented in Euro, which is the functional and presentation currency of the Company, and amounts are stated in thousands of Euros, unless otherwise indicated.
Going concern
For the six months ended June 30, 2023, the Group has incurred operating losses of Euro59.98 million, and net losses of Euro72.23 million. The Group has an accumulated losses of Euro505.62 million as of June 30, 2023.
Management closely monitors the Group’s financial performance and liquidity position. Historically, the Group has been able to obtain debt and equity financing. The Group has funded operations primarily with issuances of preferred shares, long-term debt and net proceeds from revenues.
The Interim Condensed Consolidated Financial Statements have been prepared on a going concern basis because one of the Company’s shareholders, Fosun International Limited, has committed to continue to provide adequate support for the Company to meet its obligations as they become due for at least 12 months from the issuance date of these financial statements.
Use of estimates
The preparation of the Interim Condensed Consolidated Financial Statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities as well as the disclosure of contingent liabilities. If in the future such estimates and assumptions, which are based on management’s best judgment at the date of these Interim Condensed Consolidated Financial Statements, deviate from the actual circumstances, the original estimates and assumptions will be modified as appropriate in the period in which the circumstances change. Reference should be made to the section “Use of estimates” in the Consolidated Financial Statements for a detailed description of the more significant valuation procedures used by the Group in preparing its consolidated financial statements. Moreover, in accordance with IAS 34, certain valuation procedures, in particular those of a more complex nature regarding matters such as any impairment of non-current
assets, are only carried out in full during the preparation of the annual consolidated financial statements, other than in the event that there are indications of impairment, in which case an immediate assessment is performed. Similarly, the actuarial valuations that are required for the determination of employee benefit provisions are also usually carried out during the preparation of the annual consolidated financial statements, except in the event of significant market fluctuations, or significant plan amendments, curtailments or settlements.

2. Basis of preparation
2.1 Statement of compliance with IFRS
These
consolidated financial statements of the Group have been prepared in compliance with the International Financial Reporting Standards (“IFRS”) as issued by International Accounting Standards Board (“IASB”).
These consolidated financial statements were approved and authorized for issue by the Board of Directors of the Group on April 20, 2023.

2.2 Contents and structure of the Consolidated Financial Statements
The consolidated financial statements include the consolidated statements of profit or loss, consolidated statements of comprehensive loss, consolidated statements of financial position, consolidated statements of cash flows, consolidated statements of changes in equity and the accompanying notes (the “Consolidated Financial Statements”).
The Group has prepared the consolidated statements of financial position presenting separately the current and non-current
assets and liabilities. All details needed for accurate and complete disclosure are provided in the Notes to the Consolidated Financial Statements. Consolidated statements of profit or loss items are classified by destination. The consolidated statements of cash flows have been prepared with the indirect method. The Consolidated Financial Statements are presented in Euro, which is the functional and presentation currency of the Company, and amounts are stated in thousands of Euros, unless otherwise indicated.
2.3 Going concern
For the year ended December 31, 2022, the Group
has incurred operating losses of Euro225.32 million (2021: Euro62.81 million) and net losses of Euro239.75 million (2021: Euro76.45 million). The
Group
has an accumulated losses of Euro442.62 million as of December 31, 2022 (December 31, 2021: Euro224.33 million).
Management closely monitors the Group’s financial performance and liquidity position. Historically, the Group has been able to obtain debt and equity financing as disclosed in these consolidated financial statements. The Group has funded operations primarily with issuances of preferred shares, long-term debt and net proceeds from revenues.
The Consolidated Financial Statements have been prepared on a going concern basis that one of the Group’s shareholders, Fosun International Limited, will continue to provide adequate support for the Group to meet its obligations as they become due for at least 12 months from the issuance date of these financial statements.